ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION
Schedule of Company's principal subsidiaries and its Affiliated PRC Entities

The Company’s principal subsidiaries and its principal Affiliated PRC Entities as of December 31, 2014 are as follows:

Company	Date of incorporation	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Principal subsidiaries of the Company:
Queen’s Road Travel Information Limited (“Queen’s Road”)	August 6, 2010	Hong Kong	100%	Pay-for-performance services; Display advertising services
Beijing Qunar Software Technology Company Limited (“WFOE”)	October 10, 2006	PRC	100%	Pay-for-performance services
Shanghai Qianlima Network Technology Co. Ltd., a wholly owned subsidiary of the WFOE	November 16,2012	PRC	100%	Display advertising services
Principal Affiliated PRC Entities
Qunar.com Beijing Information Technology Company Limited (“VIE”)	March 17, 2006	PRC	Nil	Display advertising services
Beijing JiaXin HaoYuan Information Technology Company Ltd. (“Jiaxinhaoyuan”), a wholly owned subsidiary of the VIE	August 26, 2010	PRC	Nil	Pay-for-performance services
Beijing JinDuYuanYou Information Technology Company Ltd. (“Jinduyuanyou”), a wholly owned subsidiary of the VIE	December 12, 2011	PRC	Nil	Pay-for-performance services
Qingdao Yi Lu Tong Xing International Travel Agency Co., Ltd. (“Qingdao”), a wholly owned subsidiary of the VIE	April 12, 2012	PRC	Nil	Pay-for-performance services
Shenzhen Zhongchengtai Insurance Brokerage Co. Ltd. (“Zhongchengtai”), a wholly owned subsidiary of the VIE	September 9, 2013	PRC	Nil	Pay-for-performance services

Schedule of carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities

	As of December 31,
	2013	2014
	RMB	RMB	US$
Current assets	481,709	1,011,311	162,994
Non-current assets	1,481	75,910	12,234

Total assets	483,190	1,087,221	175,228

Current liabilities	468,769	1,076,484	173,498
Non-current liabilities	3,125	3,429	553

Total liabilities	471,894	1,079,913	174,051

Schedule of financial performance and cash flows of Affiliated PRC Entities

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenues	80,344	82,474	371,555	59,884

Cost of revenues	32,743	45,298	215,981	34,810

Net (loss) income	(3,254)	4,966	(10,990)	(1,771)

Net cash provided by operating activities	33,038	41,181	94,178	15,179

Net cash used in investing activities	(1,553)	(961)	(65,109)	(10,493)

Net cash provided by (used in) financing activities	60,000	(50,000)	7,000	1,128